FINANCIAL RISK MANAGEMENT ACTIVITIES - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	$ 0	$ 15	$ 6
Trade and other payables	957	772	667
Bank overdraft	28	9	2
Utilised facilities	1,984	2,239	1,983	$ 1,909
Lease liabilities	141	171	186	$ 185
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	727	560	507
Bank overdraft	28	9	2
Utilised facilities	2,614	3,004	2,775
Lease liabilities	169	187	203
Financial liabilities	3,538	3,775	3,493
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Utilised facilities	83	207	18
Within one year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	727	560	507
Bank overdraft	28	9	2
Utilised facilities	157	312	102
Lease liabilities	85	75	79
Financial liabilities	997	971	696
Between one and two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Utilised facilities	0	65	149
Between one and two years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0	0	0
Bank overdraft	0	0	0
Utilised facilities	82	160	249
Lease liabilities	35	65	63
Financial liabilities	117	225	312
Between two and five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Utilised facilities	918	985	102
Between two and five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0	0	0
Bank overdraft	0	0	0
Utilised facilities	1,144	1,255	326
Lease liabilities	27	18	59
Financial liabilities	1,171	1,273	385
After five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Utilised facilities	983	982	1,714
After five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0	0	0
Bank overdraft	0	0	0
Utilised facilities	1,231	1,277	2,098
Lease liabilities	22	29	2
Financial liabilities	$ 1,253	1,306	2,100
Gold zero-cost collars | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		15
Gold zero-cost collars | Within one year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		15
Gold zero-cost collars | Between one and two years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		0
Gold zero-cost collars | Between two and five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		0
Gold zero-cost collars | After five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		$ 0
Brent Crude oil forward contracts | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities			6
Brent Crude oil forward contracts | Within one year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities			6
Brent Crude oil forward contracts | Between one and two years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities			0
Brent Crude oil forward contracts | Between two and five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities			0
Brent Crude oil forward contracts | After five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities			$ 0